Basis of presentation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Alberta Newsprint Company
Basis of Presentation [Line Items]
Proportion of ownership interest in joint operation	50.00%
Cariboo Pulp & Paper Company
Basis of Presentation [Line Items]
Proportion of ownership interest in joint operation	100.00%	50.00%